Shareholders' Equity - May 2023 Warrants (Details) € in Thousands	1 Months Ended		12 Months Ended
	May 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2023 $ / shares	May 31, 2023 $ / shares
Shareholders' Equity
Proceeds from exercise of May 2023 Warrants			€ 1,091
Shares converted | shares			350,000	525,000
Consideration transferred		€ 983
Initial recognition of May 2023 Warrants			€ 82,829
May 2023 Warrants
Shareholders' Equity
Exercise price | $ / shares						$ 0.05
May 2023 Warrants | Aceville
Shareholders' Equity
Proceeds from exercise of May 2023 Warrants	€ 1,091		1,091
Exercise price | $ / shares					$ 0.05	$ 1.00
Other capital reserves
Shareholders' Equity
Initial recognition of May 2023 Warrants	82,829		82,829
Other capital reserves | Aceville
Shareholders' Equity
Initial recognition of May 2023 Warrants			82,829
Subscribed capital | May 2023 Warrants
Shareholders' Equity
Exercise of May 2023 Warrants	2,453
Subscribed capital | May 2023 Warrants | Aceville
Shareholders' Equity
Exercise of May 2023 Warrants			2,453
Share premium | May 2023 Warrants
Shareholders' Equity
Exercise of May 2023 Warrants	€ 24,231
Share premium | May 2023 Warrants | Aceville
Shareholders' Equity
Exercise of May 2023 Warrants			€ 24,231
Class A shares
Shareholders' Equity
Warrants exercised | shares			24,007,607	10
Shares converted | shares			350,000	525,000
Class A shares | May 2023 Warrants | Aceville
Shareholders' Equity
Warrants exercised | shares	24,007,607		24,007,607
Class B shares
Shareholders' Equity
Shares converted | shares			350,000	525,000
Consideration transferred				€ 0
Class C shares
Shareholders' Equity
Shares converted | shares			350,000	525,000
Consideration transferred			€ 0
Increase in treasury share reserve due to conversion and buyback			€ 84	€ 126